LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES (Tables)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Lease Right-of-use Asset And Lease Liabilities
SCHEDULE OF OPERATING LEASE RIGHT AND LEASE LIABILITY	The recognition of operating lease right and lease liability as follow:
Gross lease payable	$38,382
Less: imputed interest	(2,020)
Recognition as of December 1, 2021	$36,362
The recognition of operating lease right and lease liability as follow:
Gross lease payable	$38,382
Less: imputed interest	(2,020)
Recognition as of December 1, 2021	$36,362
The recognition of operating lease right and lease liability as follow:
Gross lease payable	$38,382
Less: imputed interest	(2,020)
Recognition as of December 1, 2021	$36,362
The recognition of operating lease right and lease liability as follow:
Gross lease payable	$38,382
Less: imputed interest	(2,020)
Recognition as of December 1, 2021	$36,362

SCHEDULE OF OPERATING LEASE RIGHT OF USE ASSET

As of December 31, 2021 operating lease right of use asset as follow:

Initial recognition as of December 1, 2021	$36,362
Accumulated amortization	(1,464)
Foreign exchange translation gain	402
Balance as of December 31, 2021	$35,300
As of March 31, 2022 operating lease right of use asset as follow:

Initial recognition as of December 1, 2021	$36,362
Accumulated amortization	(5,842)
Foreign exchange translation gain	178
Balance as of March 31, 2022	$30,698

As of December 31, 2021 operating lease right of use asset as follow:

Initial recognition as of December 1, 2021	$36,362
Accumulated amortization	(1,464)
Foreign exchange translation gain	402
Balance as of December 31, 2021	$35,300
As of June 30, 2022 operating lease right of use asset as follow:

Initial recognition as of December 1, 2021	$36,362
Add: New lease begin on April 1, 2022	10,151
Accumulated amortization	(12,435)
Foreign exchange translation loss	(1,143)
Balance as of June 30, 2022	$32,935

As of December 31, 2021 operating lease right of use asset as follow:

Initial recognition as of December 1, 2021	$36,362
Accumulated amortization	(1,464)
Foreign exchange translation gain	402
Balance as of December 31, 2021	$35,300
As of September 30, 2022 operating lease right of use asset as follow:

Initial recognition as of December 1, 2021	$36,362
Add: New lease begin on April 1, 2022	10,151
Accumulated amortization	(18,919)
Foreign exchange translation loss	(2,596)
Balance as of September 30, 2022	$24,998

As of December 31, 2021 operating lease right of use asset as follow:

Initial recognition as of December 1, 2021	$36,362
Accumulated amortization	(1,464)
Foreign exchange translation gain	402
Balance as of December 31, 2021	$35,300

SCHEDULE OF OPERATING LEASE LIABILITY

As of December 31, 2021, operating lease liability as follow:

Initial recognition as of December 1, 2021	$36,362
Less: gross repayment	(1,557)
Add: imputed interest	166
Foreign exchange translation gain	388
Balance as of December 31, 2021	$35,359
Less: lease liability current portion	(17,343)
Lease liability non-current portion	$18,016
As of March 31, 2022, operating lease liability as follow:

Balance as of January 1, 2022	$35,359
Less: gross repayment	(4,651)
Add: imputed interest	452
Foreign exchange translation loss	(224)
Balance as of March 31, 2022	$30,936
Less: lease liability current portion	(17,830)
Lease liability non-current portion	$13,106

As of December 31, 2021, operating lease liability as follow:

Initial recognition as of December 1, 2021	$36,362
Less: gross repayment	(1,557)
Add: imputed interest	166
Foreign exchange translation loss	388
Balance as of December 31, 2021	$35,359
Less: lease liability current portion	(17,343)
Lease liability non-current portion	$18,016
As of June 30, 2022, operating lease liability as follow:

Balance as of January 1, 2022	$35,359
Add: New operating lease liability begin on April 1, 2022	10,151
Less: gross repayment	(11,432)
Add: imputed interest	955
Foreign exchange translation loss	(1,562)
Balance as of June 30, 2022	$33,471
Less: lease liability current portion	(25,600)
Lease liability non-current portion	$7,871

As of December 31, 2021, operating lease liability as follow:

Initial recognition as of December 1, 2021	$36,362
Less: gross repayment	(1,557)
Add: imputed interest	166
Foreign exchange translation loss	388
Balance as of December 31, 2021	$35,359
Less: lease liability current portion	(17,343)
Lease liability non-current portion	$18,016
As of September 30, 2022, operating lease liability as follow:

Balance as of January 1, 2022	$35,359
Add: New operating lease liability begin on April 1, 2022	10,151
Less: gross repayment	(18,189)
Add: imputed interest	1,353
Foreign exchange translation loss	(3,044)
Balance as of September 30, 2022	$25,630

Less: lease liability current portion	(22,621)
Lease liability non-current portion	$3,009

As of December 31, 2021, operating lease liability as follow:

Initial recognition as of December 1, 2021	$36,362
Less: gross repayment	(1,557)
Add: imputed interest	166
Foreign exchange translation gain	388
Balance as of December 31, 2021	$35,359
Less: lease liability current portion	(17,343)
Lease liability non-current portion	$18,016